Long-term bank loans (Maturities of Long-term Debt) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Less: current portion of long term bank loans	$ 284,928,910	$ 143,251,734
Total long-term bank loans	52,296,127	32,803,556
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
2015	55,254,127
2016	65,370,159
2017	$ 216,600,751